ORGANIZATION (Results of Operations of VIEs) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Variable Interest Entity [Line Items]
Net revenues	¥ 10,928	$ 1,574	¥ 99,552	¥ 579,717
Net income (loss)	(209,252)	(30,138)	(324,209)	157,049
Net cash generated from (used in) operating activities	(114,341)	(16,469)	42,375	250,553
Net cash (used in) generated from investing activities	503,833	72,567	(922,063)	(395,744)
Net cash used in financing activities	(117,094)	(16,865)	748,461	84,922
VIEs [Member]
Variable Interest Entity [Line Items]
Net revenues	10,928	1,574	87,065	447,898
Net income (loss)	(8,851)	(1,275)	(130,330)	185,205
Net cash generated from (used in) operating activities	(50,876)	(7,328)	(83,113)	422,702
Net cash (used in) generated from investing activities	166,222	23,941	(105,922)	(107,041)
Net cash used in financing activities				¥ (12,802)